Stock-Based Compensation (Details) - USD ($)										12 Months Ended
	Nov. 04, 2025	Oct. 28, 2025	Sep. 03, 2025	Nov. 30, 2024	May 21, 2024	May 20, 2024	Dec. 14, 2023	Oct. 31, 2023	Oct. 06, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2024	Dec. 31, 2023	Jun. 30, 2020
Stock-Based Compensation [Line Items]
Shares remained available for future awards
Number of shares issued			1,492,312,340
Price per share (in Dollars per share)		$ 9.36		$ 137.15		$ 299.65			$ 650			$ 0.18
Aggregate fair value (in Dollars)				$ 122,000					$ 640,000
Compensation expense (in Dollars)	$ 214,893					$ 184,400
Shares were granted		746,156,170
Class B Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Number of shares issued				28,956,705	18,500,000			32,000,000			11,888,889
Price per share (in Dollars per share)		$ 0.0003		$ 0.004		$ 0.009			$ 0.02
Shares were granted	746,156,170
Class B Ordinary Shares [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Number of shares issued				1,818,770
Vested shares issued							14,000,000
ADS [Member]
Stock-Based Compensation [Line Items]
Price per share (in Dollars per share)		$ 0.72		$ 0.21		$ 0.46			$ 1
Class A or Class B Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Ordinary shares issued						47,137,935
2020 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Ordinary shares reserved for future issuance														4,632,449
Shares granted										3,936,504	3,936,504
Shares remained available for future awards											695,945		695,945
2023 Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Ordinary shares issued									33,818,770
Number of shares issued				27,137,935
Two Thousand Twenty Four Share Incentive Plan [Member] | Class B Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Number of shares issued						20,000,000